UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Gregory F. Niland

Emerging Markets Growth Fund, Inc.

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Emerging Markets Growth Fund Semi-annual report for the six months ended December 31, 2022

Emerging Markets Growth Fund seeks long-term growth of capital and invests primarily in common stock and other equity securities of issuers in developing countries.

Fund results shown in this report are for past periods and are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, please call (800) 421-4989.

Investing in developing markets may be subject to risks, such as significant currency and price fluctuations, political instability, differing securities regulations and periods of illiquidity, which are detailed in the fund’s prospectus. Investments in developing markets have been more volatile than investments in developed markets, reflecting the greater uncertainties of investing in less established economies. Individuals investing in developing markets should have a long-term perspective and be able to tolerate potentially sharp declines in the value of their investments.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Emerging Markets Growth Fund for the periods ended December 31, 2022, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit https://www.capitalgroup.com/institutional/investments/emerging-markets-growth-fund-m.html. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance
3	Investment portfolio
9	Financial statements

Results at a glance

For periods ended December 31, 2022, with distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 5/30/1986)

Emerging Markets Growth Fund (Class M shares)	–0.26%	–24.69%	–0.77%	1.61%	11.55%
MSCI Emerging Markets Investable Markets Index (linked index)*	–2.31	–19.83	–1.10	1.64	9.00

*	MSCI Emerging Markets IMI Index (linked index) is a broad measure of market results for investment companies that invest in developing markets. Returns for the MSCI Emerging Markets IMI Index (linked) were calculated using the International Finance Corporation (IFC) Global Composite Index from May 30, 1986, to December 31, 1987, the MSCI Emerging Markets Index with dividends gross of withholding taxes from January 1, 1988, to December 31, 2000, the MSCI Emerging Markets Index with dividends net of withholding taxes from January 1, 2001 to November 30, 2007, and the MSCI Emerging Markets Investable Market Index with dividends net of withholding taxes thereafter. The index is unmanaged, and therefore has no expenses. Investors cannot invest directly in an index. Results include reinvested dividends and/or distributions but do not reflect the effect of commissions, expenses or U.S. federal income taxes. Source: MSCI.

Past results are not predictive of results in future periods.

The total annual fund operating expense ratio is 0.67% for Class M shares as of the prospectus dated September 1, 2022.

Emerging Markets Growth Fund	1

About the fund and its adviser

Emerging Markets Growth Fund was organized in 1986 by the International Finance Corporation (IFC), an affiliate of the World Bank, as a vehicle for investing in the securities of companies based in developing countries. The premise behind the formation of the fund was that rapid growth in these countries could create very attractive investment opportunities. It also was felt that the availability of equity capital would stimulate the development of capital markets and encourage countries to liberalize their investment regulations.

Capital International, Inc., the fund’s investment adviser, is part of The Capital Group Companies, Inc., one of the world’s most experienced investment advisory organizations, with roots dating back to 1931. The fund has been managed by Capital International or an affiliate since 1986. Capital Group employs a research-driven approach to investing and has a global investment research network spanning three continents. This network of analysts and portfolio managers travels the world, scrutinizing thousands of companies and keeps a close watch on industry trends and government actions.

Capital Group has devoted substantial resources to the task of evaluating and managing investments in developing countries. It is an intensive effort that combines company and industry analysis with broader political and macroeconomic views. We believe that our extensive worldwide research capabilities and integrated global investment process continue to provide Emerging Markets Growth Fund with a competitive edge.

2	Emerging Markets Growth Fund

Investment portfolio December 31, 2022	unaudited

Sector diversification	Percent of net assets

Common stocks 95.81%	Shares	Value (000)
Asia-Pacific 75.88%
China 36.94%
Alibaba Group Holding, Ltd.[1]	1,459,400	$16,113
BeiGene, Ltd.[1]	65,874	1,125
BeiGene, Ltd. (ADR)[1]	317,527	69,837
Brii Biosciences, Ltd.[1]	1,903,000	1,797
CanSino Biologics, Inc., Class H2	740,483	6,335
China Merchants Bank Co., Ltd., Class H	2,461,500	13,645
China Resources Cement Holdings, Ltd.	1,344,000	706
China Resources Gas Group, Ltd.	5,029,000	18,729
Contemporary Amperex Technology Co., Ltd., Class A	54,600	3,092
ENN Energy Holdings, Ltd.	762,200	10,633
Foshan Haitian Flavouring and Food Co., Ltd., Class A	162,945	1,865
Gracell Biotechnologies, Inc., Class A (ADR)[1]	1,334,543	3,069
Gree Electric Appliances, Inc. of Zhuhai, Class A	150,400	698
H World Group, Ltd. (ADR)	781,106	33,134
Haitian International Holdings, Ltd.	1,818,000	4,862
Hangzhou Tigermed Consulting Co., Ltd., Class A	333,925	5,037
Industrial and Commercial Bank of China, Ltd., Class H	36,134,000	18,612
Innovent Biologics, Inc.[1]	5,529,500	23,740
JD Health International, Inc.[1]	952,800	8,714
Jiangsu Hengrui Medicine Co., Ltd., Class A	7,503,224	41,599
Kingdee International Software Group Co., Ltd.[1,2]	4,098,000	8,724
Kweichow Moutai Co., Ltd., Class A	28,561	7,068
Legend Biotech Corp. (ADR)[1]	230,545	11,509
Li Auto, Inc., Class A1	62,200	634
Li Auto, Inc., Class A (ADR)[1]	39,526	806
Longfor Group Holdings, Ltd.	1,239,498	3,799
Midea Group Co., Ltd., Class A	922,882	6,855
NetEase, Inc.	1,304,887	19,021
NetEase, Inc. (ADR)	127,682	9,274
Ping An Insurance (Group) Company of China, Ltd., Class H	11,135,700	73,498
Postal Savings Bank of China Co., Ltd., Class H2	15,477,000	9,561
Proya Cosmetics Co., Ltd., Class A	300,470	7,241
Shandong Pharmaceutical Glass Co., Ltd., Class A	253,077	1,032
Tencent Holdings, Ltd.	750,000	31,877
Trip.com Group, Ltd. (ADR)[1]	1,006,754	34,632
Venustech Group, Inc., Class A	980,576	3,676
WuXi Biologics (Cayman), Inc.[1]	943,000	7,239
Zai Lab, Ltd. (ADR)[1]	354,504	10,883
		530,671

Emerging Markets Growth Fund	3

Common stocks (continued)	Shares	Value (000)
Asia-Pacific (continued)
Hong Kong 4.65%
AIA Group, Ltd.	3,067,500	$33,795
First Pacific Co., Ltd.	28,564,000	8,527
Galaxy Entertainment Group, Ltd.	3,317,000	21,963
HKBN, Ltd.	3,934,800	2,536
		66,821

India 13.75%
Angel One, Ltd.	244,913	3,863
Asian Paints, Ltd.	119,706	4,469
Bank of Baroda	2,670,032	5,961
Berger Paints India, Ltd.	564,253	3,954
Bharti Airtel, Ltd.	1,714,601	16,667
City Union Bank, Ltd.	4,508,250	9,797
Coforge, Ltd.	245,417	11,473
Dabur India, Ltd.	796,482	5,393
FSN E-Commerce Ventures, Ltd.	1,935,996	3,610
Genpact, Ltd.	250,060	11,583
Havells India, Ltd.	400,627	5,328
HDFC Bank, Ltd.	1,626,149	32,011
HDFC Bank, Ltd. (ADR)	6,300	431
ICICI Bank, Ltd.	584,782	6,268
ICICI Bank, Ltd. (ADR)	20,613	451
Indian Energy Exchange, Ltd.	2,264,574	3,819
Indus Towers, Ltd.	1,149,959	2,641
Infosys, Ltd.	107,836	1,954
ITC, Ltd.	2,188,853	8,774
Kotak Mahindra Bank, Ltd.	531,851	11,702
MakeMyTrip, Ltd., non-registered shares[1,2]	507,247	13,985
Maruti Suzuki India, Ltd.	33,249	3,363
Power Grid Corporation of India, Ltd.	363,736	936
Quess Corp., Ltd.	44,435	221
Reliance Industries, Ltd.	218,054	6,689
TeamLease Services, Ltd.[1]	283,062	8,632
Tube Investments of India, Ltd.	66,298	2,225
United Spirits, Ltd.[1]	478,417	5,076
Varun Beverages, Ltd.	396,948	6,320
		197,596

Indonesia 5.81%
Astra International Tbk PT	28,570,300	10,409
Bank BTPN Syariah Tbk PT	31,807,259	5,696
Bank Central Asia Tbk PT	31,171,800	17,090
Bank Mandiri (Persero) Tbk PT	29,128,800	18,511
Bank Rakyat Indonesia (Persero) Tbk PT	25,753,300	8,164
Elang Mahkota Teknologi Tbk PT	79,592,750	5,267
Indofood CBP Sukses Makmur Tbk PT	2,585,400	1,659
PT Bank Syariah Indonesia Tbk	112,175,500	9,284
PT Surya Citra Media Tbk	562,652,220	7,446
		83,526

Philippines 1.69%
ACEN Corp.	1,693,410	232
Ayala Corp.	564,470	7,081
Bloomberry Resorts Corp.[1]	49,384,000	6,799
International Container Terminal Services, Inc.	2,812,716	10,123
		24,235

Singapore 1.64%
Grab Holdings, Ltd., Class A1	1,249,028	4,022
Sea, Ltd., Class A (ADR)[1]	99,495	5,177
Singapore Telecommunications, Ltd.	6,010,900	11,540
Yoma Strategic Holdings, Ltd.[1]	31,959,732	2,794
		23,533

4	Emerging Markets Growth Fund

Common stocks (continued)	Shares	Value (000)
Asia-Pacific (continued)
South Korea 3.85%
Coupang, Inc., Class A1	324,971	$4,780
Hana Financial Group, Inc.	466,433	15,607
KB Financial Group Inc.	40,339	1,537
Korea Investment Holdings Co., Ltd.	19,532	830
KT&G Corp.	28,827	2,084
LG Energy Solution, Ltd.[1]	4,266	1,478
NAVER Corp.	42,125	5,983
Samsung Electronics Co., Ltd.	276,446	12,191
Samsung Electronics Co., Ltd. (GDR)[3]	8,721	9,694
SK hynix, Inc.	19,161	1,153
		55,337

Taiwan 6.36%
AirTAC International Group	46,904	1,420
Global Unichip Corp.	399,000	8,310
MediaTek, Inc.	503,042	10,218
Momo.com, Inc.	63,480	1,325
Taiwan Semiconductor Manufacturing Company, Ltd.	4,672,812	68,104
Vanguard International Semiconductor Corp.	769,000	1,937
		91,314

Thailand 0.36%
TISCO Financial Group PCL, foreign registered shares	1,836,700	5,253

Vietnam 0.83%
Masan Group Corp.	2,696,444	10,636
Vinhomes JSC	612,003	1,246
		11,882

Total Asia-Pacific		1,090,168

Latin America 11.16%
Brazil 7.36%
Americanas SA, ordinary nominative shares	6,365,827	11,635
B3 SA-Brasil, Bolsa, Balcao	2,599,470	6,504
BR Malls Participações SA, ordinary nominative shares	991,161	1,558
CM Hospitalar SA	781,980	2,389
Diagnósticos da América SA	742,978	1,932
Estre Ambiental, Inc.[1,3,4]	591,120	—	[5]
Hypera SA, ordinary nominative shares	2,943,165	25,196
Magazine Luiza SA1	27,415,791	14,228
PagSeguro Digital, Ltd., Class A1	38,572	337
Patria Investments, Ltd., Class A	539,112	7,510
Rede D’Or Sao Luiz SA	2,133,153	11,951
TIM SA	3,748,572	8,804
Vale SA (ADR), ordinary nominative shares	274,403	4,657
Vale SA, ordinary nominative shares	536,124	9,025
		105,726

Chile 0.59%
Sociedad Química y Minera de Chile SA, Class B (ADR)	106,756	8,524

Mexico 3.21%
América Móvil, SAB de CV, Series L (ADR)	965,640	17,575
Bolsa Mexicana de Valores, SAB de CV, Series A	1,247,300	2,408
Corp. Inmobiliaria Vesta, SAB de CV	2,937,078	7,010
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	925,442	13,257
Megacable Holdings, SAB de CV, ordinary participation certificates	2,100,261	5,581
Sitios Latinoamerica, SAB de CV, Class B1[1]	581,531	279
		46,110

Total Latin America		160,360

Emerging Markets Growth Fund	5

Common stocks (continued)	Shares	Value (000)
Other markets 4.26%
Canada 0.19%
Barrick Gold Corp.	156,843	$2,695

Netherlands 0.56%
InPost SA1	948,270	8,015

Portugal 0.94%
Galp Energia, SGPS, SA, Class B	998,665	13,513

United Kingdom 1.62%
Airtel Africa PLC	5,205,177	7,033
Network International Holdings PLC[1]	3,791,377	13,579
Sedibelo Resources, Ltd.[1,4]	17,665,800	2,740
		23,352

United States 0.95%
MercadoLibre, Inc.[1]	12,452	10,537
Philip Morris International, Inc.	30,975	3,135
		13,672

Total Other markets		61,247

Africa 2.26%
Federal Republic of Nigeria 0.21%
Guaranty Trust Holding Co. PLC	126,924,542	2,919

South Africa 2.05%
Discovery, Ltd.[1]	1,744,476	12,667
MTN Group, Ltd.	770,156	5,769
Standard Bank Group, Ltd.	1,118,478	11,046
		29,482

Total Africa		32,401

Eastern Europe and Middle East 2.25%
Greece 0.49%
Eurobank Ergasias Services and Holdings SA1	6,272,209	7,081

Hungary 0.06%
Wizz Air Holdings PLC[1]	34,595	792

Kazakhstan 0.79%
Halyk Savings Bank of Kazakhstan OJSC (GDR)[3]	1,019,744	11,351

Russian Federation 0.00%
Alrosa PJSC[1,4]	12,604	—	[5]
Baring Vostok Capital Fund IV Supplemental Fund, LP1,4,6,7,8	43,189,450	—	[5]
Baring Vostok Private Equity Fund IV, LP1,4,6,7,8	23,604,516	—	[5]
Gazprom PJSC[4]	1,891,176	—	[5]
Moscow Exchange MICEX-RTS PJSC[1,4]	2,726,513	—	[5]
Rosneft Oil Co. PJSC[4]	570,845	—	[5]
Sberbank of Russia PJSC[1,4]	11,761,726	—	[5]
TCS Group Holding PLC (GDR)[1,3,4]	139,349	—	[5]
TCS Group Holding PLC (GDR)[1,4]	172,382	—	[5]
X5 Retail Group NV (GDR)[1,4]	108,031	—	[5]
Yandex NV, Class A1,4	531,189	—	[5]
		—	[5]

6	Emerging Markets Growth Fund

Common stocks (continued)	Shares	Value (000)
Eastern Europe and Middle East (continued)
Slovenia 0.42%
Nova Ljubljanska Banka dd (GDR)	441,286	$5,973

Turkey 0.49%
Pegasus Hava Tasimaciligi AS1	103,372	2,650
Sok Marketler Ticaret AS, non-registered shares[1]	2,943,818	4,401
		7,051

Total Eastern Europe and Middle East		32,248

Total common stocks (cost: $1,316,594,000)		1,376,424

Preferred securities 0.74%
Latin America 0.43%
Brazil 0.43%
Banco Bradesco SA, preferred nominative shares	2,159,972	6,198

Asia-Pacific 0.31%
South Korea 0.31%
Samsung Electronics Co., Ltd., nonvoting preferred shares	109,467	4,405

Total preferred securities (cost: $11,077,000)		10,603

Short-term securities 4.51%
Money market investments 3.58%
Capital Group Central Cash Fund 4.31%[9,10]	514,210	51,416

Money market investments purchased with collateral from securities on loan 0.93%
Capital Group Central Cash Fund 4.31%[9,10,11]	46,894	4,689
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%[9,11]	2,000,000	2,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.15%[9,11]	1,700,000	1,700
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.22%[9,11]	1,475,830	1,475
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.03%[9,11]	1,200,000	1,200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.17%[9,11]	1,000,000	1,000
Fidelity Investments Money Market Government Portfolio, Class I 4.06%[9,11]	800,000	800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.11%[9,11]	600,000	600
		13,464

Total short-term securities (cost: $64,879,000)		64,880
Total investment securities 101.06% (cost: $1,392,550,000)		1,451,907
Other assets less liabilities (1.06)%		(15,266)

Net assets 100.00%		$1,436,641

Emerging Markets Growth Fund	7

Investments in affiliates10

	Value of affiliates at 7/1/2022 (000)	Additions (000)	Reductions (000)		Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 12/31/2022 (000)	Dividend income (000)
Short-term securities 3.91%
Money market investments 3.58%
Capital Group Central Cash Fund 4.31%[9]	$52,360	$154,709	$155,657		$(2)	$6	$51,416	$730
Money market investments purchased with collateral from securities on loan 0.33%
Capital Group Central Cash Fund 4.31%[9,11]	9,755		5,066	[12]			4,689	—	[13]
Total 3.91%					$(2)	$6	$56,105	$730

Restricted securities8

	Acquisition date(s)	Cost (000)	Value (000)		Percent of net assets
Baring Vostok Capital Fund IV Supplemental Fund, LP1,4,6,7	10/8/2007-8/29/2019	$27,019	$—	[5]	.00%
Baring Vostok Private Equity Fund IV, LP1,4,6,7	4/25/2007-12/28/2020	12,150	—	[5]	.00
Total		$39,169	$—	[5]	.00%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $12,394,000, which represented .86% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,045,000, which represented 1.46% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.
[7]	Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.
[8]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was less than $1,000, which represented less than .01% of the net assets of the fund.
[9]	Rate represents the seven-day yield at 12/31/2022.
[10]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[12]	Represents net activity. Refer to Note 5 for more information on securities lending.
[13]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

Refer to the notes to financial statements.

8	Emerging Markets Growth Fund

Financial statements

Statement of assets and liabilities	unaudited
at December 31, 2022	(dollars in thousands)

Assets:
Investment securities, at value (includes $12,394 of investment securities on loan):
Unaffiliated issuers (cost: $1,336,446)	$1,395,802
Affiliated issuers (cost: $56,104)	56,105	$1,451,907
Cash		262
Cash denominated in currencies other than U.S. dollars (cost: $2,218)		1,264
Receivables for:
Sales of investments	94
Sales of fund’s shares	2,446
Dividends	3,825
Currency translations	967
Securities lending income	81	7,413
		1,460,846
Liabilities:
Collateral for securities on loan		13,465
Payables for:
Purchases of investments	319
Repurchases of fund’s shares	663
Investment advisory services	760
Services provided by related parties	2
Directors’ deferred compensation	815
Non-U.S. taxes	8,112
Other	69	10,740
Net assets at December 31, 2022		$1,436,641

Net assets consist of:
Capital paid in on shares of capital stock		$1,408,665
Total distributable earnings		27,976
Net assets at December 31, 2022		$1,436,641

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 2,000,000 shares,
$.01 par value (231,164 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$1,365,498	219,674	$6.22
Class F-3	71,135	11,489	6.19
Class R-6	8	1	6.24

Refer to the notes to financial statements.

Emerging Markets Growth Fund	9

Financial statements (continued)

Statement of operations	unaudited
for the six months ended December 31, 2022	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $1,610; also includes $730 from affiliates)	$15,882
Securities lending income (net of fees)	489
Interest from unaffiliated issuers	9	$16,380
Fees and expenses*:
Investment advisory services	4,434
Transfer agent services	4
Administrative services	9
Reports to shareholders	8
Registration statement and prospectus	43
Directors’ compensation	29
Auditing and legal	181
Custodian	466
State and local taxes	1
Other	14	5,189
Net investment income		11,191

Net realized loss and unrealized appreciation:
Net realized loss on:
Investments (net of non-U.S. taxes of $1,506):
Unaffiliated issuers	(33,692)
Affiliated issuers	(2)
Currency transactions	(300)	(33,994)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $7,698):
Unaffiliated issuers	17,190
Affiliated issuers	6
Currency translations	(498)	16,698
Net realized loss and unrealized appreciation		(17,296)

Net decrease in net assets resulting from operations		$(6,105)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets
(dollars in thousands)

	Six months ended December 31, 2022*	Year ended June 30, 2022
Operations:
Net investment income	$11,191	$20,795
Net realized (loss) gain	(33,994)	74,524
Net unrealized appreciation (depreciation)	16,698	(818,092)
Net decrease in net assets resulting from operations	(6,105)	(722,773)

Distributions paid to shareholders	(19,185)	(207,630)

Net capital share transactions	(41,149)	106,534

Total decrease in net assets	(66,439)	(823,869)

Net assets:
Beginning of period	1,503,080	2,326,949
End of period	$1,436,641	$1,503,080

*	Unaudited.

Refer to the notes to financial statements.

10	Emerging Markets Growth Fund

Notes to financial statements	unaudited

1. Organization

Emerging Markets Growth Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital.

The fund has three share classes consisting of two retail share classes (Classes M and F-3), and one retirement plan share class (Class R-6). The retirement plan share class is generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes M* and F-3	None	None	None
Class R-6	None	None	None
*	Class M shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Emerging Markets Growth Fund	11

3. Valuation

Capital International, Inc. (“CIInc”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

12	Emerging Markets Growth Fund

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Asia-Pacific	$213,573	$876,595	$—		$1,090,168
Latin America	160,360	—	—	*	160,360
Other markets	16,367	42,140	2,740		61,247
Africa	—	32,401	—		32,401
Eastern Europe and Middle East	—	32,248	—	*	32,248
Preferred securities	6,198	4,405	—		10,603
Short-term securities	64,880	—	—		64,880
Total	$461,378	$987,789	$2,740		$1,451,907

*	Amount less than one thousand.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Emerging Markets Growth Fund	13

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

14	Emerging Markets Growth Fund

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of December 31, 2022, the total value of securities on loan was $12,394,000, and the total value of collateral received was $13,465,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Unfunded commitments — The fund invests in private equity funds that involve unfunded capital commitments, which obligate the fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing of such capital calls cannot readily be determined. As of December 31, 2022, the fund’s maximum potential exposure from the unfunded commitment was $3,366,000, which would represent .23% of the net assets of the fund should such commitment become due.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Emerging Markets Growth Fund	15

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of June 30, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$9,817
Post-October capital loss deferral*	(9,265)

*	This deferral is considered incurred in the subsequent year.

As of December 31, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$344,323
Gross unrealized depreciation on investments	(269,998)
Net unrealized appreciation on investments	74,325
Cost of investments	1,377,582

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended December 31, 2022					Year ended June 30, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class M	$18,247		$—	$18,247		$33,154		$163,820	$196,974
Class F-3	938		—	938		1,769		8,886	10,655
Class R-6	—	†	—	—	†	—	†	1	1
Total	$19,185		$—	$19,185		$34,923		$172,707	$207,630

†	Amount less than one thousand.

7. Fees and transactions with related parties

CIInc is the fund’s investment adviser. American Funds Distributors®, Inc. (“AFD”), the fund’s principal underwriter, and American Funds Service Company® (“AFS”), the fund’s transfer agent are affiliated with CIInc. CIInc, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CIInc that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.618% on the first $15 billion of daily net assets and decreasing to 0.520% on such assets in excess of $20 billion. For the six months ended December 31, 2022, the investment advisory services fees were $4,434,000, which were equivalent to an annualized rate of 0.618% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — American Funds Distributors®, Inc. (“AFD”), an affiliate of CIInc, is the principal underwriter of the fund’s shares. AFD does not receive any compensation related to the sale of shares of the fund.

16	Emerging Markets Growth Fund

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CIInc under which the fund compensates CIInc for providing administrative services to Class F-3 and R-6 shares. Administrative services are provided by CIInc and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to Class F-3 and R-6 shares. Currently the fund pays CIInc an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to Class F-3 and R-6 shares for CIInc’s provision of administrative services.

For the six months ended December 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Transfer agent services		Administrative services
Class M	$3		$—
Class F-3	1		9
Class R-6	—	*	—	*
Total class-specific expenses	$4		$9

*	Amount less than one thousand.

Directors’ deferred compensation — Directors who were unaffiliated with CIInc may have elected to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $29,000 in the fund’s statement of operations reflects $54,000 in current fees and a net decrease of $25,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CIInc, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by Capital Research and Management Company (“CRMC”), an affiliate of CIInc. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from other funds managed by CIInc (or funds managed by certain affiliates of CIInc) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended December 31, 2022, the fund engaged in such purchase transactions with related funds in the amount of $1,445,000.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CIInc-managed funds (or funds managed by certain affiliates of CIInc), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended December 31, 2022.

Emerging Markets Growth Fund	17

8. Committed line of credit

The Fund participates with certain CIInc affiliates in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended December 31, 2022.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*				Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended December 31, 2022

Class M	$13,350		2,157		$5,488		885		$(74,442)	(12,129)	$(55,604)	(9,087)
Class F-3	22,720		3,750		817		133		(9,082)	(1,478)	14,455	2,405
Class R-6	—	†	—	†	—	†	—	†	—	—	— †	— †
Total net increase (decrease)	$36,070		5,907		$6,305		1,018		$(83,524)	(13,607)	$(41,149)	(6,682)

Year ended June 30, 2022

Class M	$19,621		2,571		$178,633		21,548		$(88,934)	(10,427)	$109,320	13,692
Class F-3	35,716		4,656		9,665		1,170		(48,167)	(6,906)	(2,786)	(1,080)
Class R-6	—		—		—		—		—	—	—	—
Total net increase (decrease)	$55,337		7,227		$188,298		22,718		$(137,101)	(17,333)	$106,534	12,612

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $203,928,000 and $255,551,000, respectively, during the six months ended December 31, 2022.

18	Emerging Markets Growth Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4,5]		Ratio of expenses to average net assets after reimburse- ments[3,4,5]		Ratio of net income to average net assets[2,3]
Class M:
12/31/2022[6,7]	$6.32	$.05	$(.07)	$(.02)	$(.08)	$—	$(.08)	$6.22	(.26)%[8]	$1,366		.72%[9]		.72%[9]		1.56%[9]
6/30/2022	10.33	.09	(3.17)	(3.08)	(.10)	(.83)	(.93)	6.32	(31.89)	1,446		.79		.76		1.07
6/30/2021	7.81	.11	3.03	3.14	(.08)	(.54)	(.62)	10.33	41.33	2,222		.87		.76		1.13
6/30/2020	8.06	.08	.16	.24	(.13)	(.36)	(.49)	7.81	2.64	1,629		.86		.78		1.04
6/30/2019	7.87	.09	.25	.34	(.09)	(.06)	(.15)	8.06	4.71	2,206		.84		.84		1.25
6/30/2018	7.34	.09	.53	.62	(.09)	—	(.09)	7.87	8.43	2,487		.87		.87		1.06
Class F-3:
12/31/2022[6,7]	6.30	.05	(.08)	(.03)	(.08)	—	(.08)	6.19	(.45)[8]	71		.75	[9]	.75	[9]	1.51	[9]
6/30/2022	10.30	.08	(3.15)	(3.07)	(.10)	(.83)	(.93)	6.30	(31.90)	57		.83		.83		.93
6/30/2021	7.79	.10	3.03	3.13	(.08)	(.54)	(.62)	10.30	41.27	105		.89		.89		1.06
6/30/2020	8.05	.08	.15	.23	(.13)	(.36)	(.49)	7.79	2.49	71		.89		.89		1.00
6/30/2019	7.87	.14	.19	.33	(.09)	(.06)	(.15)	8.05	4.55	44		.88		.88		1.79
6/30/2018[6,10]	7.82	.11	.03	.14	(.09)	—	(.09)	7.87	1.77 [8]	6		.88	[9]	.88	[9]	1.59	[9]
Class R-6:
12/31/2022[6,7]	6.34	.05	(.07)	(.02)	(.08)	—	(.08)	6.24	(.29)[8]	—	[11]	.76	[9]	.76	[9]	1.53	[9]
6/30/2022	10.38	.08	(3.18)	(3.10)	(.11)	(.83)	(.94)	6.34	(32.00)	—	[11]	.82		.82		.99
6/30/2021	7.79	.09	3.04	3.13	—	(.54)	(.54)	10.38	41.13	—	[11]	1.00		.90		.99
6/30/2020	8.05	.06	.17	.23	(.13)	(.36)	(.49)	7.79	2.48	—	[11]	.91		.91		.71
6/30/2019	7.86	.33	— [12]	.33	(.08)	(.06)	(.14)	8.05	4.60	5		.90		.90		4.20
6/30/2018[6,10]	7.82	.07	.06	.13	(.09)	—	(.09)	7.86	1.59 [8]	—	[11]	1.07	[9]	.92	[9]	.99	[9]

	Six months ended	Year ended June 30,
	December 31, 2022[6,7,8]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[13]	15%	37%	35%	40%	38%	37%

[1]	Based on average shares outstanding.
[2]	For the year ended June 30, 2020, this reflects the impact of European Union tax reclaims received that resulted in an increase to net investment income. Had the reclaims not been paid, the Class M net investment income per share and ratio of net income to average net assets would have been lower by $.01 and .12 percentage points, respectively. The impact to other share classes would have been similar.
[3]	This column reflects the impact, if any, of certain reimbursements from CIInc. During some of the years shown, CIInc reimbursed a portion of transfer agent services fees and/or reimbursed a portion of miscellaneous fees and expenses.
[4]	This ratio does not include acquired fund fees and expenses.
[5]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	Class F-3 and R-6 shares began investment operations on September 1, 2017.
[11]	Amount less than $1 million.
[12]	Amount less than $.01.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

Emerging Markets Growth Fund	19

Expense example	unaudited

As a fund shareholder, you incur ongoing costs, including investment advisory services fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2022, through December 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	Emerging Markets Growth Fund

Expense example (continued)

	Beginning account value 7/1/2022	Ending account value 12/31/2022	Expenses paid during period*	Annualized expense ratio
Class M – actual return	$1,000.00	$997.43	$3.62	.72%
Class M – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class F-3 – actual return	1,000.00	995.53	3.77	.75
Class F-3 – assumed 5% return	1,000.00	1,021.42	3.82	.75
Class R-6 – actual return	1,000.00	997.10	3.83	.76
Class R-6 – assumed 5% return	1,000.00	1,021.37	3.87	.76

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Emerging Markets Growth Fund	21

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital International, Inc. (“CIInc”) as the administrator of the program. Personnel of CIInc or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CIInc manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CIInc’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CIInc regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CIInc provided its assessment that the program had been effective in managing the fund’s liquidity risk.

22	Emerging Markets Growth Fund

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Emerging Markets Growth Fund	23

Results of special meeting of shareholders held December 2, 2022

Shares outstanding (all classes) on October 3, 2022 (record date):	233,445,766
Total shares voting on December 2, 2022:	205,615,806 (88.1% of shares outstanding)

	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld

The Proposal: to elect board members:

John G. Freund, MD	205,254,523	99.8%	361,283	0.2%
Pablo R. González Guajardo	194,472,333	94.6	11,143,473	5.4
Merit E. Janow	205,289,932	99.8	325,874	0.2
William D. Jones	205,301,053	99.8	314,753	0.2
John C. Mazziotta, MD, PhD	205,254,523	99.8	361,283	0.2
William R. McLaughlin	205,301,053	99.8	314,753	0.2
William L. Robbins	205,301,053	99.8	314,753	0.2
Kenneth M. Simril	205,301,053	99.8	314,753	0.2
James Terrile	205,301,053	99.8	314,753	0.2
Kathy J. Williams	205,301,053	99.8	314,753	0.2

24	Emerging Markets Growth Fund

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital International, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
6455 Irvine Center Drive
Irvine, CA 92618-4518

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

This report is for the information of shareholders of Emerging Markets Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund.

If used as sales material after March 31, 2023, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is in the prospectus, which can be obtained from Capital International by calling (800) 421-4989 and should be read carefully before investing.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By __/s/ Victor D. Kohn____________________
Victor D. Kohn, President and Principal Executive Officer

Date: February 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Victor D. Kohn_________________
Victor D. Kohn, President and Principal Executive Officer

Date: February 28, 2023

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: February 28, 2023